Financial Instruments - Balance Sheet Location (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments designated as hedging instruments
Total Derivatives	$ (122,950)	$ 651,896
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	391,064	397,964
Long-Term Liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	0	253,932
Non-current assets - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (514,014)	$ 0